INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II

AMENDMENT NO. 1

TO THE AMENDED AND RESTATED STATEMENT OF PREFERENCES OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”)

DATED NOVEMBER 19, 2019

(THE “STATEMENT OF PREFERENCES”)

WHEREAS, pursuant to authority expressly vested in the Board of Trustees of Invesco Advantage Municipal Income Trust II (the “Fund”) by Section 2.1 of the Third Amended and Restated Agreement and Declaration of Trust of the Fund, dated as of August 13, 2020, the Board of Trustees of the Fund may transact the Fund’s affairs with respect to the shares of beneficial interest of the Fund;

WHEREAS, the Board of Trustees has determined that it is the best interest of the Fund to (i) extend the Term Redemption Date of the Series 2015/6-VKI VMTP Shares to December 2, 2024 and (ii) to revise the applicable spread used to calculate the dividend rate on such shares and to revise other items that derive therefrom, and has approved each such change;

WHEREAS, each of these changes has been consented to in writing by the sole shareholder of the Fund’s Outstanding Series 2015/6-VKI VMTP Shares; and

NOW THEREFORE, the undersigned officer of the Fund hereby certifies as follows:

1. The Board of Trustees of the Fund has adopted resolutions to extend the Term Redemption Date of the Series 2015/6-VKI VMTP Shares to December 2, 2024 and to revise the Applicable Spread, as described below.

2. Section 5 of Appendix A to the Statement of Preferences specifically relating to the Series 2015/6-VKI VMTP Shares is deleted in its entirety and replaced with the following:

“Term Redemption Date Applicable to Series. The Term Redemption Date is December 2, 2024, subject to extension pursuant to Section 2.5(a)(ii) of the VMTP Statement.”

3. Section 7 of Appendix A to the Statement of Preferences specifically relating to the Series 2015/6-VKI VMTP Shares is deleted in its entirety and replaced with the following:

“Liquidity Account Initial Date Applicable to Series. The Liquidity Account Initial Date is the date that is six (6) months prior to the Term Redemption Date as it may be extended pursuant to Section 2.5(a)(ii) of the VMTP Statement.”

4. The definition of “Applicable Spread” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Applicable Spread” means, with respect to any Rate Period for any Series of VMTP Shares, the percentage per annum set forth opposite the applicable credit rating most recently assigned to such Series by the Rating Agency in the table below on the Rate Determination Date for such Rate Period:

Long-Term Ratings*

Fitch	Applicable Percentage**
AAA to A-	0.95%
BBB+ to BBB-	2.45%
below BBB-	3.95	%***

*	And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Shares utilizing the highest of the ratings of the Rating Agencies then rating the VMTP Shares.

**	Unless an Increased Rate Period is in effect and is continuing, in which case the Applicable Spread shall be 5.95%.

***	To the extent a Rating Event has occurred and is continuing with respect to any Series, as provided in Section 2.5(b)(iii), the Fund shall be required to redeem the VMTP Shares of such Series.

5. The definition of “Increased Rate” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Increased Rate” means, with respect to any Increased Rate Period for a Series of VMTP Shares, the Index Rate for such Rate Period plus an Applicable Spread of 5.95%.

6. Any capitalized terms used herein but not defined herein shall have the meanings given to such capitalized terms in the Statement of Preferences.

7. Except as amended hereby, the Statement of Preferences remains in full force and effect.

8. An original copy of this amendment shall be lodged with the records of the Fund and filed in such places as the Board of Trustees deems appropriate.

[Signature Page Follows]

Dated this day              of April, 2022

INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II

By:
	Name:	Amanda Roberts
	Title:	Assistant Secretary